Income tax - Significant components of the provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Current income tax benefit
United States					$ 36	$ 120	$ 471
Total					36	120	471
Deferred income tax benefit
United Kingdom					(147)	(935)	0
Total					(147)	(935)	0
Total income tax	$ (191)	$ (139)	$ 6	$ (124)	$ (111)	$ (815)	$ 471